Investment Strategy - BNY Mellon Appreciation Fund, Inc.	Dec. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]

To pursue its goals, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in common stocks. The fund focuses on "blue chip" companies with total market capitalizations of more than $5 billion at the time of purchase, including multinational companies. These are established companies that have demonstrated sustained patterns of profitability, strong balance sheets, an expanding global presence and the potential to achieve predictable, above-average earnings growth. This potential is assessed based on an analysis of historical performance and the assessment of the fund's sub-adviser, Fayez Sarofim & Co., LLC, of the companies' financial statements, industry, business model and management. These companies frequently pay dividends that provide the fund with income. Multinational companies may be subject to certain of the risks involved in investing in foreign securities.

In choosing stocks, the fund's sub-adviser first identifies economic sectors it believes will expand over the next three to five years or longer. Using fundamental analysis, the fund's sub-adviser then seeks companies within these sectors that it believes have proven track records and dominant positions in their industries. The fund also may invest in companies which the fund's sub-adviser considers undervalued in terms of current earnings, assets or growth prospects. As a supplement to its primarily qualitative approach to risk, the fund's sub-adviser utilizes attribution software and equity risk factor models to conduct scenario analysis to enhance its understanding and management of the risk profile of the fund's portfolio.

In addition to direct investments, the fund may invest in securities of foreign companies in the form of U.S. dollar-denominated American Depositary Receipts (ADRs).

The fund's sub-adviser employs a "buy-and-hold" investment strategy, which generally has resulted in an annual portfolio turnover rate below 15%.  A low portfolio turnover rate helps reduce the fund's trading costs and can minimize tax liability by limiting the distribution of capital gains generated due to portfolio turnover.

The fund typically sells a stock when the fund's sub-adviser believes there is a significant adverse change in the company's business fundamentals that may lead to a sustained impairment in earnings power.